                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08014
                                                      ---------

                               Utilities Portfolio
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

UTILITIES PORTFOLIO as of December 31, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 92.6%

SECURITY                                                        SHARES       VALUE
-------------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 0.0%

Antena 3 Television SA(1)(2)                                          845    $       37,240
Ovation, Inc.(2)(3)                                                18,040                 0
-------------------------------------------------------------------------------------------
                                                                             $       37,240
-------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 30.8%

ALLETE, Inc.                                                      555,000    $   16,983,000
Alliant Energy Corp.                                              100,000         2,490,000
Black Hills Corp.                                                 100,000         2,983,000
Dominion Resources, Inc.                                          100,000         6,383,000
Edison International                                              100,000         2,193,000
Endesa SA(1)                                                      100,000         1,923,559
Enel SPA(1)                                                       500,000         3,399,338
Energy East Corp.                                                 710,000        15,904,000
Entergy Corp.                                                     305,000        17,424,650
Exelon Corp.                                                      280,625        18,622,275
Fortis, Inc.(1)                                                    50,000         2,248,404
Fortum Oyj(1)                                                     450,000         4,643,029
FPL Group, Inc.                                                    50,000         3,271,000
National Grid Transco PLC(1)                                      763,810         5,472,756
Pepco Holdings, Inc.                                              512,800        10,020,112
PPL Corp.                                                         198,500         8,684,375
Public Power Corp.(1)                                              65,000         1,606,960
Public Service Enterprise Group, Inc.                             193,100         8,457,780
Scottish and Southern Energy PLC(1)                               500,000         6,023,855
WPS Resources Corp.                                                50,000         2,311,500
-------------------------------------------------------------------------------------------
                                                                             $  141,045,593
-------------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.3%

Bouygues(1)                                                        37,140    $    1,298,586
-------------------------------------------------------------------------------------------
                                                                             $    1,298,586
-------------------------------------------------------------------------------------------

GAS UTILITIES -- 5.1%

AGL Resources, Inc.                                               130,000    $    3,783,000
Equitable Resources, Inc.                                         210,000         9,013,200
KeySpan Corp.                                                      20,000           736,000
ONEOK, Inc.                                                       122,600         2,707,008
TransAlta Corp.(1)                                                125,000         1,777,500
Vectren Corp.                                                     102,000         2,514,300
Williams Co., Inc. (The)                                          300,000         2,946,000
-------------------------------------------------------------------------------------------
                                                                             $   23,477,008
-------------------------------------------------------------------------------------------

INTEGRATED OIL -- 8.8%

BP PLC ADR(1)                                                     175,000    $    8,636,250
ChevronTexaco Corp.                                               100,000         8,639,000
ConocoPhillips                                                    115,000         7,540,550
Exxon Mobil Corp.                                                 150,000         6,150,000
Total SA ADR(1)                                                   100,000         9,251,000
-------------------------------------------------------------------------------------------
                                                                             $   40,216,800
-------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 0.4%

Marathon Oil Corp.                                                 50,000    $    1,654,500
-------------------------------------------------------------------------------------------
                                                                             $    1,654,500
-------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 2.3%

Occidental Petroleum Corp.                                        220,000    $    9,292,800
Talisman Energy, Inc.(1)                                           20,000         1,132,000
-------------------------------------------------------------------------------------------
                                                                             $   10,424,800
-------------------------------------------------------------------------------------------

PUBLISHING -- 0.7%

Pearson PLC(1)                                                    200,000    $    2,226,947
Pearson PLC ADR(1)                                                 75,000           840,750
-------------------------------------------------------------------------------------------
                                                                             $    3,067,697
-------------------------------------------------------------------------------------------

TELECOMMUNICATIONS SERVICES -- 13.1%

Alltel Corp.(2)                                                   100,000    $    4,658,000
BT Group PLC(1)                                                 1,700,000         5,728,928
Chunghwa Telecom Co., Ltd. ADR(1)                                 154,800         2,244,600
Deutsche Telekom AG(1)(2)                                         400,000         7,204,831
Elisa Oyj(1)(2)                                                   230,000         3,075,171
Koninklijke (Royal) KPN NV(1)(2)                                  100,000           771,946
Sempra Energy                                                     254,700         7,656,282
TDC A/S(1)                                                        300,600        10,846,379
Telecom Italia Mobile(1)                                          752,000         4,088,187
Telefonica SA(1)                                                  250,000         3,670,528
Telekom Austria AG(1)(2)                                            4,598            56,837
Telenor ASA(1)                                                  1,000,000         6,538,600
TELUS Corp.(1)                                                    200,000         3,722,000
-------------------------------------------------------------------------------------------
                                                                             $   60,262,289
-------------------------------------------------------------------------------------------

TELEPHONE UTILITIES -- 15.3%

BCE, Inc.(1)                                                      540,400    $   12,083,344
BellSouth Corp.                                                   625,000        17,687,500
Manitoba Telecom Services, Inc.(1)                                 60,000         2,043,877

                       See notes to financial statements.

SECURITY                                                        SHARES       VALUE
-------------------------------------------------------------------------------------------
TELEPHONE UTILITIES (CONTINUED)

SBC Communications, Inc.                                          825,000    $   21,507,750
Telefonos de Mexico SA de CV (Telmex) ADR(1)                      200,000         6,606,000
Verizon Communications, Inc.                                      295,000        10,348,600
-------------------------------------------------------------------------------------------
                                                                             $   70,277,071
-------------------------------------------------------------------------------------------

UTILITIES - ELECTRICAL AND GAS -- 12.1%

Ameren Corp.                                                       50,800    $    2,336,800
Centrica PLC(1)                                                 1,100,000         4,154,938
Cinergy Corp.                                                     200,000         7,762,000
FirstEnergy Corp.                                                 365,000        12,848,000
MDU Resources Group, Inc.                                         313,350         7,460,864
NSTAR                                                              50,000         2,425,000
PG&E Corp.(2)                                                     425,000        11,802,250
Scottish Power PLC(1)                                             754,290         5,026,463
Xcel Energy, Inc.                                                 100,000         1,698,000
-------------------------------------------------------------------------------------------
                                                                             $   55,514,315
-------------------------------------------------------------------------------------------

WATER UTILITIES -- 3.1%

Philadelphia Suburban Corp.                                       325,000    $    7,182,500
United Utilities PLC(1)                                           180,207         1,598,471
Veolia Environnement(1)                                           197,588         5,308,548
-------------------------------------------------------------------------------------------
                                                                             $   14,089,519
-------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS SERVICES -- 0.6%

Centennial Communications Corp.(2)                                200,000    $    1,052,000
Western Wireless Corp.(2)                                         100,000         1,836,000
-------------------------------------------------------------------------------------------
                                                                             $    2,888,000
-------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $346,271,694)                                            $  424,253,418
-------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 6.2%

ELECTRIC UTILITIES -- 1.9%

FPL Group, Inc.(2)                                                150,000    $    8,659,500
-------------------------------------------------------------------------------------------
                                                                             $    8,659,500
-------------------------------------------------------------------------------------------

GAS UTILITIES -- 1.6%

KeySpan Corp.(2)                                                  100,000    $    5,390,000
Williams Cos., Inc.(2)(4)                                          29,400         1,914,675
-------------------------------------------------------------------------------------------
                                                                             $    7,304,675
-------------------------------------------------------------------------------------------

TELECOMMUNICATIONS SERVICES -- 1.0%

Alltel Corp.                                                      100,000    $    4,970,000
-------------------------------------------------------------------------------------------
                                                                             $    4,970,000
-------------------------------------------------------------------------------------------

UTILITIES - ELECTRICAL AND GAS -- 1.7%

Cinergy Corp.(2)                                                  120,000    $    7,644,000
Reliant Resources, Inc.(2)(4)                                     100,000           113,875
-------------------------------------------------------------------------------------------
                                                                             $    7,757,875
-------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $25,073,200)                                             $   28,692,050
-------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

BROADCASTING AND CABLE -- 0.0%

Ovation, Inc. (PIK)(3)                                                807    $            0
-------------------------------------------------------------------------------------------
                                                                             $            0
-------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $3,595,224)                                              $            0
-------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.1%

                                                           PRINCIPAL
                                                           AMOUNT
SECURITY                                                   (000'S OMITTED)      VALUE
-------------------------------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.01%, 1/2/04                                              $        5,037    $    5,037,000
-------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $5,037,000)                                           $    5,037,000
-------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.9%
   (IDENTIFIED COST $379,977,118)                                            $  457,982,468
-------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.1%                                       $      356,093
-------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                         $  458,338,561
-------------------------------------------------------------------------------------------

ADR - American Depositary Receipt
PIK - Payment In Kind.
(1) Foreign security.
(2) Non-income producing security.
(3) Private Placement security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See notes to financial statements.

UTILITIES PORTFOLIO as of December 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investments, at value (identified cost, $379,977,118)                              $  457,982,468
Cash                                                                                        1,532
Interest and dividends receivable                                                       1,021,414
Tax reclaim receivable                                                                     43,362
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $  459,048,776
-------------------------------------------------------------------------------------------------


LIABILITIES

Payable for investments purchased                                                  $      685,765
Payable to affiliate for Trustees' fees                                                     4,657
Accrued expenses                                                                           19,793
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $      710,215
-------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $  458,338,561
-------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                            $  380,332,778
Net unrealized appreciation (computed on the basis of identified cost)                 78,005,783
-------------------------------------------------------------------------------------------------
TOTAL                                                                              $  458,338,561
-------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME

Dividends (net of foreign taxes, $446,501)                                         $   15,066,255
Interest                                                                                    6,933
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $   15,073,188
-------------------------------------------------------------------------------------------------


EXPENSES

Investment adviser fee                                                             $    2,476,178
Trustees' fees and expenses                                                                17,446
Custodian fee                                                                             215,126
Legal and accounting services                                                              37,886
Interest expense                                                                            7,002
Miscellaneous                                                                              10,959
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $    2,764,597
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $   12,308,591
-------------------------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                 $   14,161,481
   Foreign currency transactions                                                            6,799
-------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                  $   14,168,280
-------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                             $   66,336,115
   Foreign currency                                                                         1,686
-------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $   66,337,801
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $   80,506,081
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $   92,814,672
-------------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                     YEAR ENDED             YEAR ENDED
IN NET ASSETS                                           DECEMBER 31, 2003      DECEMBER 31, 2002
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                   $   12,308,591         $   12,427,542
   Net realized gain (loss)                                    14,168,280            (55,140,171)
Net change in unrealized appreciation
   (depreciation)                                              66,337,801             (8,053,833)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $   92,814,672         $  (50,766,462)
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                           $   91,610,795         $   44,414,851
   Withdrawals                                                (77,164,674)           (68,277,125)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                               $   14,446,121         $  (23,862,274)
------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                      $  107,260,793         $  (74,628,736)
------------------------------------------------------------------------------------------------


NET ASSETS

At beginning of year                                       $  351,077,768         $  425,706,504
------------------------------------------------------------------------------------------------
AT END OF YEAR                                             $  458,338,561         $  351,077,768
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

SUPPLEMENTARY DATA

                                                                             YEAR ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------------
                                                         2003           2002          2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                0.72%          0.73%          0.71%          0.71%          0.72%
   Interest expense                                          --(1)          --(1)        0.01%          0.01%            --(1)
   Net investment income                                   3.22%          3.40%          2.00%          1.54%          1.68%
Portfolio Turnover                                          106%           146%           169%           149%            93%
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                           26.44%        (12.13)%       (18.61)%           --             --
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)               $ 458,339      $ 351,078      $ 425,707      $ 574,586      $ 579,090
---------------------------------------------------------------------------------------------------------------------------

(1) Represents less than 0.01%.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

UTILITIES PORTFOLIO as of December 31, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Utilities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve total return by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At December 31, 2003, the Eaton Vance Utilities Fund held an approximate 99.9% interest in the Portfolio. Under normal circumstances the Portfolio invests at least 80% of its total assets in common stocks of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on securities exchanges are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Marketable securities listed in the NASDAQ Market System are valued at the NASDAQ official closing price. Unlisted securities are valued at the mean between the latest available bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

   Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless the Portfolio deems that such events would materially affect is net asset value, in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustments. Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   E DELAYED DELIVERY TRANSACTIONS -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2003, $36 in credit balances were used to reduce the Portfolio's custodian fee.

   G OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is payable monthly at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. In addition, the Trustees voted to accept a reduction of BMR's compensation so that advisory fees paid will not exceed 0.65% on an annual basis on assets up to $500 million, 0.625% from $500 million up to $1 billion, and at reduced rates thereafter. For the year ended December 31, 2003, the fee was equivalent to 0.65% of the Portfolio's average daily net assets for such period and amounted to $2,476,178. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2003, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $398,597,906, and $438,678,110, respectively, for the year ended December 31, 2003.

4  FEDERAL INCOME TAX BASIS OF INVESTMENTS

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                       $ 380,307,447
   --------------------------------------------------
   Gross unrealized appreciation        $  84,141,698
   Gross unrealized depreciation           (6,466,677)
   --------------------------------------------------
   NET UNREALIZED APPRECIATION          $  77,675,021
   --------------------------------------------------

   The net unrealized appreciation on foreign currency was $433 at December 31, 2003.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2003.

UTILITIES PORTFOLIO as of December 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF UTILITIES PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Utilities Portfolio (the "Portfolio") at December 31, 2003, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2004

EATON VANCE UTILITIES FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Utilities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                        POSITION(S)    TERM OF                                      NUMBER OF PORTFOLIOS
                         WITH THE     OFFICE AND                                      IN FUND COMPLEX
      NAME AND          TRUST AND     LENGTH OF        PRINCIPAL OCCUPATION(S)          OVERSEEN BY
    DATE OF BIRTH      THE PORTFOLIO   SERVICE         DURING PAST FIVE YEARS            TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz     Trustee     Since 1998   Chairman, President and Chief             193            Director of National
11/28/59                                           Executive Officer of National                             Financial Partners
                                                   Financial Partners (financial
                                                   services company) (since April
                                                   1999). President and Chief
                                                   Operating Officer of
                                                   John A. Levin & Co. (registered
                                                   investment adviser) (July 1997
                                                   to April 1999) and a Director
                                                   of Baker, Fentress & Company,
                                                   which owns John A. Levin & Co.
                                                   (July 1997 to April 1999).
                                                   Ms. Bibliowicz is an interested
                                                   person because of her
                                                   affiliation with a brokerage
                                                   firm.

James B. Hawkes           Trustee     Trustee of   Chairman, President and Chief             195               Director of EVC
11/9/41                               the Trust    Executive Officer of BMR, EVC,
                                      since 1989;  EVM and EV; Director of EV;
                                       of the      Vice President and Director of
                                      Portfolio    EVD. Trustee and/or officer of
                                      since 1992   195 registered investment
                                                   companies in the Eaton Vance
                                                   Fund Complex. Mr. Hawkes is an
                                                   interested person because of
                                                   his positions with BMR, EVM,
                                                   EVC and EV, which are
                                                   affiliates of the Fund and the
                                                   Portfolio.

                          POSITION(S)     TERM OF                                     NUMBER OF PORTFOLIOS
                           WITH THE     OFFICE AND                                      IN FUND COMPLEX
      NAME AND            TRUST AND     LENGTH OF       PRINCIPAL OCCUPATION(S)          OVERSEEN BY
    DATE OF BIRTH        THE PORTFOLIO   SERVICE       DURING PAST FIVE YEARS             TRUSTEE(1)
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III       Trustee     Trustee of   Jacob H. Schiff Professor of              195          Director of Tiffany & Co.
2/23/35                                 the Trust   Investment Banking Emeritus,                           (specialty retailer) and
                                       since 1989;  Harvard University Graduate                                 Telect, Inc.
                                        of the      School of Business                                       (telecommunication
                                        Portfolio   Administration.                                           services company)
                                       since 1992

William H. Park            Trustee     Since 2003   President and Chief                       192                   None
9/19/47                                             Executive Officer, Prizm
                                                    Capital Management, LLC
                                                    (investment management firm)
                                                    (since 2002). Executive Vice
                                                    President and Chief Financial
                                                    Officer, United Asset
                                                    Management Corporation ( a
                                                    holding company owning
                                                    institutional investment
                                                    management firms) (1982-2001).

Ronald A. Pearlman         Trustee     Since 2003   Professor of Law, Georgetown              192                   None
7/10/40                                             University Law Center (since
                                                    1999). Tax Partner, Covington
                                                    & Burling, Washington, DC
                                                    (1991-2000).

                        POSITION(S)     TERM OF                                     NUMBER OF PORTFOLIOS
                         WITH THE      OFFICE AND                                      IN FUND COMPLEX
      NAME AND          TRUST AND      LENGTH OF       PRINCIPAL OCCUPATION(S)          OVERSEEN BY
    DATE OF BIRTH      THE PORTFOLIO    SERVICE        DURING PAST FIVE YEARS             TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED
 TRUSTEE(S) (CONTINUED)

Norton H. Reamer          Trustee     Trustee of   President, Chief Executive                195                   None
9/21/35                                the Trust   Officer and a Director of Asset
                                      since 1989;  Management Finance Corp. (a
                                        of the     specialty finance company
                                       Portfolio   serving the investment
                                      since 1993   management industry) (since
                                                   October 2003). President,
                                                   Unicorn Corporation (an
                                                   investment and financial
                                                   advisory services company)
                                                   (since September 2000).
                                                   Formerly, Chairman, Hellman,
                                                   Jordan Management Co., Inc.
                                                   (an investment management
                                                   company) (2000-2003).
                                                   Formerly, Advisory Director of
                                                   Berkshire Capital Corporation
                                                   (investment banking firm)
                                                   (2002-2003). Formerly,
                                                   Chairman of the Board, United
                                                   Asset Management Corporation
                                                   (a holding company owning
                                                   institutional investment
                                                   management firms) and
                                                   Chairman, President and
                                                   Director, UAM Funds (mutual
                                                   funds) (1980-2000).


Lynn A. Stout              Trustee    Since 1998   Professor of Law, University              195                  None
9/14/57                                            of California at Los Angeles
                                                   School of Law (since
                                                   July 2001). Formerly,
                                                   Professor of Law, Georgetown
                                                   University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)    TERM OF
                         WITH THE     OFFICE AND
     NAME AND            TRUST AND     LENGTH OF                       PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO   SERVICE                         DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.     President of   Since 2002   Executive Vice President of EVM, BMR, EVC and EV; Chief Investment
5/31/58                  the Trust                 Officer of EVM and BMR and Director of EVC. Chief Executive Officer
                                                   of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar
                                                   Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital
                                                   Fund LLC (private investment companies sponsored by EVM). Officer of 54 registered investment companies managed by EVM or BMR.

Duke E. Laflamme           Vice       Since 2001   Vice President of EVM and BMR. Officer of 11 registered
7/8/69                   President                 investment companies managed by EVM or BMR.
                       of the Trust

Thomas H. Luster           Vice       Since 2002   Vice President of EVM and BMR. Officer of 15 registered investment
4/8/62                 President of                companies managed by EVM or BMR.
                        the Trust

Duncan W. Richardson   President of   Since 2002   Senior Vice President and Chief Equity Investment Officer of EVM and
10/26/57               the Portfolio               BMR. Officer of 42 registered investment companies managed by EVM or
                                                   BMR.

Judith A. Saryan           Vice       Since 1999   Vice President of EVM and BMR. Previously, Portfolio Manager and
8/21/54                President of                Equity Analyst for State Street Global Advisors (1980-1999). Officer
                       the Portfolio               of 25 registered investment companies managed by EVM or BMR.

Alan R. Dynner          Secretary     Since 1997   Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD,
10/10/40                                           EV and EVC. Officer of 195 registered investment companies managed by
                                                   EVM or BMR.

William J. Austin, Jr. Treasurer of   Since        Vice President of EVM and BMR. Officer of 58 registered investment
12/27/51               the Portfolio   2002(2)     companies managed by EVM or BMR.

James L. O'Connor      Treasurer of   Since 1989   Vice President of BMR, EVM and EVD. Officer of 116 registered
4/1/45                  the Trust                  investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr. Austin served as Assistant Treasurer of the Portfolio since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2002, and 2003 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED DECEMBER 31,                       2003                2002
-----------------------------------------------------------------------
Audit Fees                                $  30,975          $   27,475

Audit-Related Fees(1)                     $       0          $        0

Tax Fees(2)                               $   6,045          $    5,475

All Other Fees(3)                         $       0          $        0
                                    -----------------------------------
Total                                     $  37,020          $   32,950
                                    ===================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the registrant for each of the registrant's last two fiscal years (2002 and 2003) were $5,475 and $6,045, respectively. Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the Eaton Vance organization (which includes the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant) for each of the registrant's last two fiscal years (2002 and 2003) were $0 and $0, respectively.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTILITIES PORTFOLIO


By:   /S/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: February 20, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ William J. Austin Jr.
      -------------------------
      William J. Austin Jr.
      Treasurer


Date: February 20, 2004
      -----------------


By:   /S/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: February 20, 2004
      -----------------